Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,792,862	$ 195,339
Prepaid expenses	135,505	179,386
Total current assets	1,928,367	374,725
Marketable securities held in Trust Account	174,396,858	174,948,027
Total Assets	176,325,225	175,322,752
Current liabilities
Accrued expenses	1,299,510	585,750
Income taxes payable	977,338	524,777
Total current liabilities	2,276,848	1,110,527
Warrant liabilities	2,519,000	1,030,500
Deferred underwriting fee payable	6,037,500	6,037,500
Total liabilities	10,833,348	8,178,527
Commitments (Note 6)
Class A common stock subject to possible redemption, $0.0001 par value; 17,250,000 shares issued and outstanding at redemption values of $10.05 and $10.03 per share as of March 31, 2023 and December 31, 2022, respectively	173,367,397	173,034,002
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Class A common stock; $0.0001 par value; 80,000,000 shares authorized (excluding 17,250,000 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 4,312,500 shares issued and outstanding as of March 31, 2023 and December 31, 2022	431	431
Accumulated deficit	(7,875,951)	(5,890,208)
Total Stockholders’ Deficit	(7,875,520)	(5,889,777)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 176,325,225	$ 175,322,752